Warrants (Details Narrative)	12 Months Ended
	Dec. 31, 2025 ¥ / shares shares	Dec. 09, 2022 USD ($)	Feb. 11, 2021 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, description	Each public warrant entitles the holder thereof to purchase one-half (1/2) of one ordinary share at a price of $11.50 per full share, subject to adjustment as described in this report.
Aggregate value of warrants		$ 123,750	¥ 380,000
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share	¥ 10.0
Sale of units | shares	225,000
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share	¥ 11.50